Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consists of the following:
	As of December 31,
	2022	2023
Office equipment	$575,968	$563,328
Less: accumulated depreciation	(378,390)	(456,752)
Property and equipment, net	$197,578	$106,576